INVENTORY (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
INVENTORY
Raw Materials	$ 1,192,369	$ 2,761,602
Work-in-Process	3,326,832	3,977,761
Finished Goods	4,320,336	4,210,708
Total Inventory	$ 8,839,537	$ 10,950,071